Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Revenue by Product Category
The Company groups its products into two categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Mobile Storage	532,682	910,569	926,760
Others	6,839	11,531	19,161

	539,521	922,100	945,921

Revenue by Geographic Area
Revenue is attributed to a geographic area based on the
bill-to
location and is summarized as follows:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Taiwan	95,023	159,575	156,205
United States	42,099	53,517	128,844
Korea	24,261	21,569	113,757
China	154,789	286,605	248,301
Malaysia	46,319	73,264	26,375
Singapore	97,813	219,214	141,383
Others	79,217	108,356	131,056

	539,521	922,100	945,921

Major customers representing at least 10% of net sales
Major customers representing at least 10% of net sales are as follows:

	Year Ended December 31
	2020		2021		2022
	US$	%	US$	%	US$	%
Intel	*	*	94,781	10	*	*
Micron	127,708	24	243,204	26	235,934	25
SK Hynix	*	*	*	*	191,873	20

*	Less than 10%

Long-Lived Assets (Property and Equipment, Net) by Geographic Area
Long-lived assets (property and equipment, net) by geographic area are as follows:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Taiwan	102,420	111,341	127,733
China	2,770	12,518	11,028
Others	306	619	673

	105,496	124,478	139,434